RELATED PARTY TRANSACTIONS - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related party transactions [abstract]
Remuneration to key management and executive directors	$ 1,466	$ 1,357	$ 2,816	$ 2,496
Non-executive directors’ fees	620	676	764	916
Key management personnel compensation	$ 2,086	$ 2,033	$ 3,580	$ 3,412